Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

AFFILIATE LENDING

Notes Receivable from Parent and Affiliates

Note Receivable from SFI. SFC’s note receivable from SFI is payable in full on May 31, 2022, and SFC may demand payment at any time prior to May 31, 2022; however, SFC does not anticipate the need for additional liquidity during 2016 and does not expect to demand payment from SFI in 2016. The note receivable from parent totaled $389 million at December 31, 2015 and $251 million at December 31, 2014. Interest receivable on this note totaled $1 million at December 31, 2015 and was less than $1 million at December 31, 2014. The interest rate for the UPB is the lender’s cost of funds rate. Interest revenue on the note receivable from SFI totaled $15 million during 2015, $5 million during 2014, and $15 million during 2013.

Independence Demand Note. On November 12, 2015, in connection with the closing of the OneMain Acquisition, CSI, SFC’s wholly owned subsidiary, entered into a revolving demand note with Independence, whereby CSI agreed to make advances to Independence from time to time, with an aggregate amount outstanding not to exceed $3.55 billion. Under the Independence Demand Note, Independence is required to use the proceeds of any advance either (i) to fund a portion of the purchase price for the OneMain Acquisition or (ii) for general corporate purposes. The note is payable in full on December 31, 2019, and CSI may demand payment at any time prior to December 31, 2019. Independence may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the lender’s cost of funds rate, which was 5.82% at December 31, 2015. On November 12, Independence borrowed $3.4 billion under the Independence Demand Note.

At December 31, 2015, the note receivable from Independence totaled $3.4 billion, which included interest due to CSI totaling $16 million. Interest revenue on the note receivable from Independence totaled $27 million during 2015, which we report in other revenues.

OneMain Demand Note. On November 15, 2015, in connection with the closing of the OneMain Acquisition, SFC entered into a revolving demand note (the “OneMain Demand Note”) with OMFH, whereby SFC agreed to make advances to OMFH from time to time, with an aggregate amount outstanding not to exceed $500 million. Under the OneMain Demand Note, OMFH is required to use the proceeds of any advance either (i) exclusively to finance the purchase, origination, pooling, funding or carrying of receivables by OMFH or any of its Restricted Subsidiaries, relating to OMFH’s 6.75% Senior Notes due 2019 and its 7.25% Senior Notes due 2021) or (ii) for general corporate purposes. The note is payable in full on December 31, 2024, and SFC may demand payment on 5 days prior notice. OMFH may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the lender’s cost of funds rate. At December 31, 2015, no amounts were drawn under the note.

Receivables from Parent and Affiliates

At December 31, 2015 and 2014, receivables from parent and affiliates totaled $9 million and $11 million, respectively. Receivables from parent and affiliates also included (i) interest receivable on SFC’s note receivable from SFI previously discussed in this Note, (ii) taxes paid by SFC for all entities under the tax sharing agreement, and (iii) expenses paid by a subsidiary of SFC for the benefit of parent and affiliates. Receivables from parent and affiliates at December 31, 2015 and 2014 are presented net of a payable to SFI of $12 million and $43 million, respectively. Excluding this payable, receivables from parent and affiliates totaled $21 million and $54 million at December 31, 2015 and 2014, respectively.

Note Payable to Affiliate

On December 1, 2015, in connection with the closing of the OneMain Acquisition, OMFH entered into a revolving demand note with SFC, whereby OMFH agreed to make advances to SFC from time to time, with an aggregate amount outstanding not to exceed $500 million. Under the note, SFC is required to use the proceeds of any advance for general corporate purposes. The note is payable in full on December 31, 2024, and OMFH may demand payment on 5 days prior notice. SFC may repay the note in whole or in part at any time without premium or penalty. The interest rate for the UPB is the lender’s cost of funds rate. At December 31, 2015, no amounts were drawn under the note.

Subsequently, we drew $370 million under the note on January 22, 2016. The lender’s cost of funds rate at this date was 5.39%.

Payables to Parent and Affiliates

At December 31, 2015 and 2014, payables to parent and affiliates totaled $24 million and $48 million, respectively. SFC’s payable to parent totaled $17 million at December 31, 2014 primarily due to payments made by SFI for the benefit of SFC. At December 31, 2015 and 2014, Springleaf Finance Management Corporation (“SFMC”), a subsidiary of SFC, had net payables of $19 million to Springleaf General Services Corporation (“SGSC”), a subsidiary of SFI, related to the intercompany agreements further discussed below in this Note. At December 31, 2015 and 2014, SFMC also had a payable of $1 million to Springleaf Consumer Loan, Inc. for internet lending referral fees charged to the branch network.

SFI provided funding for SAC’s operations through an intercompany demand note, not to exceed $3 million. The note was payable in full on December 31, 2022, and was prepayable in whole or in part at any time without premium or penalty. The annual interest rate for the principal balance was lender’s cost plus 25 basis points. At December 31, 2014, the note payable to SFI totaled $1 million and was reported in other liabilities. On September 1, 2015, SAC repaid the note in full plus accrued interest. Interest expense on the note payable to SFI for the year ended December 31, 2015 and 2014 was immaterial.

SFI provides servicing of the SpringCastle Portfolio through a master servicing agreement with SpringCastle Holdings, LLC. At December 31, 2015 and 2014, SpringCastle Holdings LLC’s payable to SFI totaled $4 million and $10 million, respectively.

CAPITAL CONTRIBUTIONS

On July 31, 2014, SFI made a capital contribution to SFC, consisting of 100 shares of the common stock, par value of $0.01 per share, of SAC representing all of the issued and outstanding shares of capital stock of SAC.

During January and July of 2014, SFC received capital contributions from SFI of $11 million to satisfy interest payments required by SFC’s debenture due in January and July of 2014, respectively.

INTERCOMPANY AGREEMENTS

On December 24, 2012, SGSC, a subsidiary of SFI, entered into the following intercompany agreements with SFMC, a subsidiary of SFC, and with certain other subsidiaries of SFI (collectively, the “Recipients”). SFMC’s net payable to SGSC relating to these agreements totaled $19 million at December 31, 2015 and 2014.

Services Agreement

SGSC provides the following services to the Recipients: management and administrative services; financial, accounting, treasury, tax, and audit services; facilities support services; capital funding services; legal services; human resources services (including payroll); centralized collections and lending support services; insurance, risk management, and marketing services; and information technology services. The fees payable by each Recipient to SGSC is equal to 100% of the allocated cost of providing the services to such Recipient. SGSC allocates its cost of providing these services among the Recipients and any of the companies to which it provides similar services based on an allocation method defined in the agreement. During 2015 and 2014, SFMC recorded $224 million and $213 million, respectively, of service fee expenses, which are included in other operating expenses.

License Agreement

The license agreement provides for use by SGSC of SFMC’s information technology systems and software and other related equipment. The monthly license fee payable by SGSC for its use of the information technology systems and software is 100% of the actual costs incurred by SFMC plus a 7.00% margin. The fee payable by SGSC for its use of the related equipment is 100% of the actual costs incurred by SFMC. During 2015 and 2014, SFMC recorded $6 million and $5 million, respectively, of license fees, which are included as a contra expense to other operating expenses.

Building Lease

The building lease agreement provides that SFMC will lease six of its buildings to SGSC for an annual rental amount of $4 million, plus additional rental amounts to cover other sums and charges, including real estate taxes, water charges, and sewer rents. During 2015, and 2014, SFMC recorded $4 million of rent charged to SGSC, which are included as a contra expense to other operating expenses.